FINANCIAL INSTRUMENTS - Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Pre-fixed amount	$ 2,727.6
Pre-fixed percentage	93.58%
Post-fixed amount	$ 187.1
Post-fixed percentage	6.42%
Total amount	$ 2,914.7
Total percentage	100.00%
Pre-fixed amount	$ 2,339.3
Pre-fixed percentage	90.19%
Post-fixed amount	$ 254.5
Post-fixed percentage	9.81%
Total amount	$ 2,593.8	$ 2,491.1
Total percentage	100.00%